SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Cash Flow Information
Interest paid	$ 959	$ 445	$ 471
Taxes paid	4,991	5,765	3,136
Equipment acquired under finance leases and equipment loans	$ 1,771	$ 1,228	$ 3,452